Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Sep. 30, 2025
Condensed Financial Information of the Parent Company [Abstract]
Schedule of Condensed Financial Information

The following is the condensed financial information of the Company on a parent company only basis.

	As of September 30,
	2025	2024
ASSETS
Cash and cash equivalents	$3,656,340	$5,098
Prepayments, deposits and other current assets	14,545,099	9,575,900
Investment in subsidiaries	4,078,601	4,078,601
Total assets	$22,280,040	$13,659,599

LIABILITIES AND SHAREHOLDERS’ EQUITY
Convertible Notes	-	1,075,781
Interest payable	-	4,044
Accrued expenses and other current liabilities	129,977	-
Total liabilities	$129,977	$1,079,825

SHAREHOLDERS’ EQUITY*
Class A Ordinary Shares $0.025 par value, 399,280,000 shares authorized, 5,963,920 and 62,873 shares issued and outstanding as of September 30, 2025 and 2024	149,099	1,572
Class B ordinary share, $0.025 par value, 640,000 shares authorized, 28,000 and 8,000 shares issued and outstanding as of September 30, 2025 and September 30, 2024	700	200
Preference share, $0.025 per value, 80,000 shares authorized, 0 shares issued and outstanding as of September 30, 2025 and September 30, 2024	-	-
Additional paid-in capital	26,800,491	15,198,564
Accumulated deficit	(4,800,227)	(2,620,562)
Total equity of the Company’s shareholders	22,150,063	12,579,774
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$22,280,040	$13,659,599

*	The financial statements give retroactive effect to the August 05, 2025 one-for-twentyfive reverse share split.
	For the years ended September 30,
	2025	2024	2023
Operating expenses:
General and administrative expenses	$(1,874,909)	$(703,552)	$(624,877)
Bank charges and others	(304,756)	(227,611)	(2,125)
Total operating expenses	(2,179,665)	(931,163)	(627,002)

Other non business income	-	-	8,523
Net loss	$(2,179,665)	$(931,163)	$(618,479)

Other comprehensive loss:
Foreign currency translation adjustment, net of nil tax	-	-	-
Total comprehensive loss	$(2,179,665)	$(931,163)	$(618,479)
	For the years ended September 30,
	2025	2024	2023
Cash Flows from Operating Activities:
Net loss	$(2,179,665)	$(931,163)	$(618,479)
Changes in operating assets and liabilities:
Prepaid expenses and other	(4,969,200)	(1,303,900)	556,142
Interest payable	(4,044)	4,044	-
Accrued expenses and current liabilities	1,003,285	(55,000)	55,000
Net cash used in operating activities	(6,149,624)	(2,286,019)	(7,337)

Net cash used in investing activity	-	-	-

Cash Flows from Financing Activities:
Proceeds received from stock issuance	10,979,955	1,205,000	-
Proceeds from convertible bond	(1,179,089)	1,075,781	-
Net cash provided by financing activities	9,800,866	2,280,781	-

Effect of changes in currency exchange rates	-	-	-

Net (decrease) increase in cash and cash equivalents	3,651,242	(5,238)	(7,337)
Cash, cash equivalents and restricted cash at the beginning of year	5,098	10,336	17,673
Cash and cash equivalents and restricted cash at the end of year	$3,656,340	$5,098	$10,336